Borrowings from Financial Institutions (Details) - Schedule of borrowings from financial institutions $ in Thousands, $ in Millions		Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Domestic banks
Domestic banks- Banco do Brasil				$ 7,100
Domestic banks- Banco Scotiabank				1,257
Domestic banks- Subtotal domestic banks				8,357
Foreign trade financing
Foreign banks- Foreign trade financing - Wells Fargo Bank		145,070		85,734
Foreign banks- Foreign trade financing- Citibank N.A. United State		70,590		114,525
Foreign banks- Foreign trade financing- Bank of America		43,925		20,475
Foreign banks- Foreign trade financing- Sumitomo Mitsui Banking		42,641		11,394
Foreign banks- Foreign trade financing- Bank of New York Mellon		17,055		21,389
Foreign banks- Foreign trade financing- Standard Chartered Bank		4,990		715
Foreign banks- Foreign trade financing- Commerzbank AG		1,782		21,687
Foreign banks- Foreign trade financing- Bank of Tokyo		412		40
Foreign banks- Foreign trade financing- The Bank of Nova Scotia				121,085
Foreign banks- Foreign trade financing- Zürcher Kantonalbank				39,116
Borrowings and other obligations
Foreign banks - borrowings and other obligations- Wells Fargo Bank		133,692		106,965
Foreign banks - borrowings and other obligations- Citibank N.A. United Kingdom		48,120		233
Foreign banks - borrowings and other obligations- Citibank N.A. United States		4,173
Foreign banks - borrowings and other obligations- Commerzbank AG		568
Foreign banks - borrowings and other obligations- Standard Chartered Bank		211
Foreign banks - borrowings and other obligations - Deutsche Bank Trust Company Americas				7,333
Foreign banks - borrowings and other obligations - Others		176		105
Foreign banks - borrowings and other obligations - Subtotal foreign banks		513,405		550,796
Foreign banks - borrowings and other obligations - Central Bank of Chile	[1]	4,348,460		3,110,600
Total		$ 4,861,865	$ 5,702,198	$ 3,669,753

[1]	Financing provided by the Central Bank of Chile to deliver liquidity to the economy and support the flow of credit to households and companies, among which are the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) and the Liquidity Credit Line (LCL).